                                                  February 3, 2010
VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: RiverNorth Funds
File Nos. 333-136185 and 811-21934
Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of RiverNorth Funds (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:
        1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 5 to Form N-1A Registration Statement filed by the Trust on February 1, 2010.
        2.     The text of Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 1, 2010.

                                   RIVERNORTH FUNDS

                                   By:  /s/ Patrick W. Galley
                                          Patrick W. Galley
                                           President